Income Taxes - Schedule of Income (loss) Before Income Tax from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before income tax from continuing operations
Non-PRC	$ (16,308)	$ (3,123)	$ (5,323)
PRC	62,891	48,167	4,929
Total	$ 46,583	$ 45,044	$ (394)